Debt (Schedule of US dollar-Denominated Debt) (Details) - US Dollar-Denominated $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Debt outstanding	$ 13,610	$ 9,917	$ 13,898	$ 9,662
Notes and Debentures
Debt Instrument [Line Items]
Debt outstanding		9,350		8,650
Commercial paper
Debt Instrument [Line Items]
Debt outstanding		90		501
Finance lease liabilities
Debt Instrument [Line Items]
Debt outstanding		4		5
Equipment loans and other
Debt Instrument [Line Items]
Debt outstanding		$ 473		$ 506